Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Equity Instruments	₩ 939,661	₩ 1,064,856
Less: non-current	(782,143)	(609,887)
Current	157,518	454,969
Equity Instruments Listed [member]
Disclosure of financial assets [line items]
Equity Instruments	13,911	26,647
Equity Instruments Unlisted [member]
Disclosure of financial assets [line items]
Equity Instruments	42,185	72,517
Debt securities [member]
Disclosure of financial assets [line items]
Equity Instruments	880,549	942,274
Derivatives held for trading [member]
Disclosure of financial assets [line items]
Equity Instruments	₩ 3,016	₩ 23,418